SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Reportable Segments
In connection with the planned separation of its Solta business into an independent publicly traded entity from the remainder of Bausch Health Companies Inc., the Company has begun managing its operations in a manner which is consistent with the organizational structure of the two separate entities as proposed by the Solta IPO. As a result, during the first quarter of 2022, the Company’s Chief Executive Officer (“CEO”), who is the Company’s Chief Operating Decision Maker, commenced managing the business differently through changes in its operating and reportable segments, which necessitated a realignment of the Company’s historical segment structure. This realignment is consistent with how the Company’s CEO currently: (i) assesses operating performance on a regular basis, (ii) makes resource allocation decisions and (iii) designates responsibilities of his direct reports. Pursuant to these changes, effective in the first quarter of 2022, the Company operates in the following reportable segments: (i) Bausch + Lomb, (ii) Salix, (iii) International (formerly International Rx), (iv) Solta Medical and (v) Diversified Products. The new segment structure does not impact the Company’s reporting units but realigns the two reporting units of the former Ortho Dermatologics segment whereby its medical dermatology reporting unit (Ortho Dermatologics) is now part of the current Diversified Products segment and the Solta reporting unit is now the sole reporting unit of the new Solta Medical segment. All segment revenues and segment profits for the periods presented have been recast to conform to the 2022 reportable segment structure.
The following is a brief description of the Company’s segments:
•The Bausch + Lomb segment consists of global sales of Bausch + Lomb Vision Care, Consumer, Surgical and Ophthalmic Pharmaceuticals products.
•The Salix segment consists of sales in the U.S. of GI products.
•The International segment consists of sales, with the exception of sales of Bausch +Lomb products and Solta aesthetic medical devices, outside the U.S and Puerto Rico of branded pharmaceutical products, branded generic pharmaceutical and OTC products.
•The Solta Medical segment consists of global sales of Solta aesthetic medical devices.
•The Diversified Products segment consists of sales in the U.S. of: (i) pharmaceutical products in the areas of neurology and certain other therapeutic classes, (ii) generic products, (iii) Ortho Dermatologics (dermatological) products and (iv) dentistry products.
Segment profit is based on operating income after the elimination of intercompany transactions. Certain costs, such as Amortization of intangible assets, Asset impairments, including loss on assets held for sale, Restructuring, integration, separation and IPO costs, and Other expense, net, are not included in the measure of segment profit, as management excludes these items in assessing segment financial performance.
Corporate includes the finance, treasury, certain research and development programs, tax and legal operations of the Company’s businesses and incurs certain expenses, gains and losses related to the overall management of the Company, which are not allocated to the other business segments. In assessing segment performance and managing operations, management does not review segment assets. Furthermore, a portion of share-based compensation is considered a corporate cost, since the amount of such expense depends on company-wide performance rather than the operating performance of any single segment.
Segment Revenues and Profit
Segment revenues and profits for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
Revenues:
Bausch + Lomb	$3,765	$3,415	$3,778
Salix	2,074	1,904	2,022
International	1,166	1,181	1,154
Solta Medical	308	253	194
Diversified Products	1,121	1,274	1,453
Total revenues	$8,434	$8,027	$8,601
Segment profit:
Bausch + Lomb	$958	$909	$1,117
Salix	1,493	1,338	1,349
International	403	386	352
Solta Medical	167	131	84
Diversified Products	722	814	933
Total	3,743	3,578	3,835
Corporate	(792)	(619)	(609)
Amortization of intangible assets	(1,375)	(1,645)	(1,897)
Goodwill impairments	(469)	—	—
Asset impairments, including loss on assets held for sale	(234)	(114)	(75)
Restructuring, integration, separation and IPO costs	(50)	(22)	(31)
Other expense, net	(373)	(502)	(1,426)
Operating income (loss)	450	676	(203)
Interest income	7	13	12
Interest expense	(1,426)	(1,534)	(1,612)
Loss on extinguishment of debt	(62)	(59)	(42)
Foreign exchange and other	7	(30)	8
Loss before benefit from income taxes	$(1,024)	$(934)	$(1,837)
Certain reclassifications have been made to segment revenue and profit in order for the prior years to conform to current year presentation. These reclassifications are not material.
Capital Expenditures
Capital expenditures by segment for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
Capital expenditures:
Bausch + Lomb	$201	$253	$186
Salix	2	3	2
International	22	29	39
Solta Medical	1	2	1
Diversified Products	1	2	2
	227	289	230
Corporate	42	13	40
Total capital expenditures	$269	$302	$270
Revenues by Product and by Product Category
Revenues for the Company's top ten products for the years 2021, 2020 and 2019 represented 43%, 41% and 39% of total product sales, respectively. Revenues by segment and product category were as follows:

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
(in millions)	For the year ended December 31, 2021
Pharmaceuticals	$514	$2,066	$259	$—	$923	$3,762
Devices	1,596	—	—	308	—	1,904
OTC	1,388	—	136	—	8	1,532
Branded and Other Generics	240	—	737	—	167	1,144
Other revenues	27	8	34	—	23	92
	$3,765	$2,074	$1,166	$308	$1,121	$8,434

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
	For the year ended December 31, 2020
Pharmaceuticals	$506	$1,899	$255	$—	$1,020	$3,680
Devices	1,313	—	—	253	—	1,566
OTC	1,311	—	112	—	7	1,430
Branded and Other Generics	254	—	775	—	219	1,248
Other revenues	31	5	39	—	28	103
	$3,415	$1,904	$1,181	$253	$1,274	$8,027

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
	For the year ended December 31, 2019
Pharmaceuticals	$623	$2,022	$268	$—	$1,165	$4,078
Devices	1,524	—	—	194	—	1,718
OTC	1,322	—	119	—	6	1,447
Branded and Other Generics	260	—	730	—	256	1,246
Other revenues	49	—	37	—	26	112
	$3,778	$2,022	$1,154	$194	$1,453	$8,601
Geographic Information
Revenues are attributed to a geographic region based on the location of the customer for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
U.S. and Puerto Rico	$4,887	$4,791	$5,164
China	490	341	368
Canada	343	331	339
Poland	280	238	231
Mexico	256	225	228
Japan	230	226	241
France	208	179	201
Russia	160	137	180
Egypt	156	243	218
Germany	154	144	150
United Kingdom	116	86	115
Spain	88	78	86
Italy	80	71	85
Other	986	937	995
	$8,434	$8,027	$8,601
Certain reclassifications have been made and are reflected in the table above.
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2021 and 2020 were as follows:

(in millions)	2021	2020
U.S. and Puerto Rico	$743	$725
Ireland	336	328
Canada	123	110
Poland	75	83
Germany	87	80
Mexico	45	49
France	39	34
China	30	31
Serbia	25	30
Italy	21	23
Other	74	74
	$1,598	$1,567
Major Customers
Customers that accounted for 10% or more of total revenues were as follows:

	2021	2020	2019
AmerisourceBergen Corporation	18%	17%	16%
McKesson Corporation	16%	17%	17%
Cardinal Health, Inc.	12%	13%	14%